Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (17,044)	$ (12,359)	$ (25,040)	$ (15,772)	$ (15,720)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	142	129	272	427	608
Non-cash rent expense		23	(63)	423	2
Prepaid rent expense	(87)
Non-cash interest expense		410	599	199
Stock-based compensation expense	805	38	472	274	315
Change in fair value of derivative liability	89	299	(63)	(76)	141
Change in fair value of preferred stock warrant liability	(82)	20	(10)	80	(2)
Gain on disposal of property and equipment	(13)
Changes in operating assets and liabilities:
Accounts receivable	778	(1,159)	506	1,309	(1,354)
Other current assets	(939)	67	190	84	(21)
Other assets	42	101	182	26	234
Accounts payable	1,491	2,379	361	1,226	100
Accrued expenses	1,079	479	498	7	257
Deferred revenue	(1,472)	2,987	2,681	3,134	2,526
Net cash used in operating activities	(15,211)	(6,586)	(19,415)	(8,659)	(12,914)
Cash flows from investing activities:
Purchases of property and equipment	(32)	(19)	(263)	(172)	(41)
Proceeds received from sale of property and equipment	13
Net cash used in investing activities	(19)	(19)	(263)	(172)	(41)
Cash flows from financing activities:
Proceeds from issuance of common stock upon completion of initial public offering, net of commissions and underwriting discounts	46,500
Proceeds from issuance of convertible preferred stock, net of issuance costs			21,090	4,932
Proceeds from exercise of stock options	43	57	95	177	16
Proceeds from issuance of convertible promissory notes			5,000	10,000
Payments of issuance costs of convertible promissory notes				(79)
Payments of initial public offering costs	(2,515)	(373)	(1,456)
Net cash provided by (used in) financing activities	44,028	(316)	24,729	15,030	16
Net (decrease) increase in cash and cash equivalents	28,798	(6,921)	5,051	6,199	(12,939)
Cash and cash equivalents at beginning of period	13,844	8,793	8,793	2,594	15,533
Cash and cash equivalents at end of period	42,642	1,872	13,844	8,793	2,594
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible preferred stock into common stock	112,292
Issuance of common stock to settle accrued Series A preferred stock dividends	3
Issuance of common stock for partial payment of accrued bonus	62
Conversion of preferred stock warrants into common stock warrants	$ 28
Additions to property and equipment included in accounts payable or accrued expenses		119			37
Deferred offering costs included in accounts payable and accrued expenses		1,153	1,288
Series A Preferred Stock [Member]
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair value of preferred stock warrant liability			10	(80)	$ 2
Supplemental disclosure of non-cash investing and financing activities:
Modifications of preferred stock		$ 10,565	(11,481)	$ 6,037
Series B Preferred Stock [Member]
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible preferred stock into common stock			15,798
Modifications of preferred stock			$ 26